Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details)	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 SGD ($)
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 63,845	$ 49,650	$ 106,471
Less: Allowance for credit losses	(63,845)	(49,650)	(60,994)	$ (47,433)	$ (30,916)
Accounts receivable, net			$ 45,477